Offerings	Apr. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99417
Maximum Aggregate Offering Price	$ 745,627,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,155.57
Offering Note
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $5,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $4,940,485,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2035
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.98585
Maximum Aggregate Offering Price	$ 1,232,312,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 188,667.04
Offering Note
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $5,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $4,940,485,000.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2055
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99042
Maximum Aggregate Offering Price	$ 1,485,630,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 227,449.95
Offering Note
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $5,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $4,940,485,000.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2065
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.98461
Maximum Aggregate Offering Price	$ 1,476,915,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 226,115.69
Offering Note
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $5,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $4,940,485,000.